Label	Element	Value
Frontier MFG Global Sustainable Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Frontier MFG Global Sustainable Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the Frontier MFG Global Sustainable Fund (the “Fund”) is to seek attractive risk-adjusted returns over the medium- to long-term while reducing the risk of permanent capital loss.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Oct. 31, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement” for Service Class shares do not correlate to the “Ratio of expenses to average net assets” figures in the Financial Highlights section of this Prospectus because Service Class shares accrued shareholder servicing fees in the amount of 0.10% for the fiscal year ended June 30, 2021.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of issuers listed on U.S. and international stock exchanges that meet the criteria for environmental, social and governance (“ESG”) and low carbon investments of the Fund’s subadviser, Magellan Asset Management Limited doing business as MFG Asset Management (“MFG Asset Management”). Equity securities in which the Fund will invest as a principal investment strategy consist of common stocks, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). In selecting investments for the Fund, MFG Asset Management reviews a broad spectrum of ESG issues for their materiality of impact on the future earnings and risks of companies. MFG Asset Management considers amongst other things and where applicable: environmental issues, such as climate change and pollution; social issues, such as human rights and health and safety; and corporate governance issues, such as governance and compensation structures. The choice of ESG factors for any company will vary by industry and company. In addition, MFG Asset Management incorporates a proprietary process that facilitates the identification of companies with materially lower carbon factor risk through the analysis of factors such as carbon emissions intensity and fossil fuel exposure.

The Fund invests in a non-diversified portfolio of high quality companies, which are companies that MFG Asset Management believes are market leaders in their industry, earn returns on capital above the cost of capital, and have long term and sustainable competitive advantages. The Fund will normally hold a limited number (generally 20 to 50) of companies in its portfolio that meet these criteria. The Fund may invest in forward foreign currency contracts for currency hedging purposes. Under normal market conditions, the Fund will allocate its assets among issuers located in at least three different countries and will invest at least 40% of its net assets in non-U.S. companies. MFG Asset Management may reduce this 40% minimum investment amount to 30% if it deems market conditions to be unfavorable. With respect to its non-U.S. investments, the Fund invests in companies located in developed countries but may also invest in emerging markets as part of its principal investment strategy. The Fund may invest in companies headquartered in China. These investments are generally made through securities listed as ADRs or GDRs in developed markets, common stock listings on Hong Kong exchanges, or through A-share listings on Chinese exchanges. The Fund may invest in companies of any size, but generally invests in companies with a market capitalization of at least $5 billion. The Fund may have significant investments in the technology sector.

As a temporary measure during unusual economic or market conditions, MFG Asset Management may take steps to reduce the Fund’s exposure to market risk by short selling futures contracts.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Market Risks; Recent Market Events. The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline. If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money. U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including the impact of the coronavirus (COVID-19) global pandemic, which resulted in a public health crisis, business interruptions, growth concerns in the U.S. and overseas, travel restrictions, changed travel and social behaviors, rising inflation and reduced consumer spending. While U.S. and global economies are recovering from the effects of COVID-19, the recovery is proceeding at slower than expected rates and may last for a prolonged period of time. Continuing uncertainties regarding interest rates, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. During those periods, the Fund may experience high levels of shareholder redemptions and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities may be difficult to value during such periods.

Common Stocks Risks. Common stocks held by the Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the Fund’s share price.

Stock Selection Risks. The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Foreign Securities Risks. Investments in securities of foreign companies involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability, differences in financial reporting standards and securities market regulation, and the imposition of foreign withholding taxes.

Emerging Markets Risks. Emerging market countries may have relatively unstable governments, weaker economies and less developed legal systems with fewer securities holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

•	China Investing Risk. The Fund may invest in companies headquartered in China, including Hong Kong. Risks associated with investments in China include risks related to governmental policies and risks to the economy from trade or political disputes with China’s trading partners.

Currency Risks. The value of the Fund’s foreign holdings as measured in U.S. dollars may be affected unfavorably by changes in foreign currency exchange rates. The Fund may also incur costs in connection with conversions between various currencies.

Non-Diversification Risks. The Fund is non-diversified, which means it may invest more of its assets in a smaller number of companies than funds that are diversified. Gains or losses on a single stock may have greater impact on the Fund than for other funds that invest in a greater number of companies.

Derivatives Risk. Investing in derivatives involves special risks including liquidity, operational, counterparty, accounting and tax risks. Derivative transactions may be volatile, and can create leverage, which could cause the Fund to lose more than the amount of assets initially contributed to the transaction, if any. The Fund may not be able to close a derivatives position at an advantageous time or price. For over-the-counter derivatives transactions, the counterparty may be unable or unwilling to make required payments and deliveries, especially during times of financial market distress. For example, the Fund may invest in forward foreign currency contracts to hedge against currency risks as part of its principal investment strategy, which will subject the Fund to counterparty risk. Derivatives may be illiquid and difficult to price. In addition, there is a risk that the Fund may be unable to terminate or sell a derivative position. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives. Futures contracts and options may not always be successful hedges and using them could lower the Fund’s total return. The value of a derivative may not correlate to the value of the underlying instrument to the extent expected.

Counterparty Risk. The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into derivatives contracts, such as forward foreign currency contracts, repurchase agreements, reverse repurchase agreements, and other transactions. If a counterparty fails to meet its contractual obligations, the Fund may be unable to terminate or realize any gain on the investment or transaction, or to recover collateral posted to the counterparty, resulting in a loss to the Fund. If the Fund holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty.

Management Risks. The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio manager to produce the desired results.

ESG and Low Carbon Investing Risk. In pursuing MFG Asset Management’s ESG and low carbon investment strategy, there is a risk that the Fund may invest in companies that underperform the global equity markets or other companies in a portfolio that do not employ such strategy because the Fund’s universe of investments may be smaller than that of other funds. The Fund may forgo opportunities to gain exposure to certain companies, industries, sectors or countries, and it may choose to sell a security when it might otherwise be disadvantageous to do so.

Large Capitalization Risks. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in consumer tastes or innovative, smaller competitors. Large-capitalization companies are also sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

ADR/GDR Risks. The risks of ADRs and GDRs include many of the risks associated with investing directly in foreign securities, such as currency rate fluctuations and political and economic instability.

Small Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Liquidity Risks. Liquidity risk is the risk that certain securities may be difficult or impossible to sell the quantity or sell at the time and price that MFG Asset Management would like to sell. MFG Asset Management may have to lower the price, sell other securities instead or forego an investment opportunity.

Shareholder Concentration Risk. A large percentage of the Fund’s shares are held by a small number of shareholders, including persons and entities related to the parent company of MFG Asset Management. A large redemption by one or more of these shareholders could result in the Fund selling securities when it otherwise would not have done so, accelerating the realization of capital gains and increasing transaction costs. A large redemption could also significantly reduce the Fund’s assets and increase the Fund’s ongoing operating expenses, which would negatively impact the remaining shareholders of the Fund.

Sector Emphasis Risks. Sector emphasis risk is the possibility that investments within certain sectors may decline in price due to sector-specific economic developments.

Technology Sector Risk. To the extent that the Fund invests a significant portion of its assets in companies within the technology sector, there are risks that may affect technology companies. These risks include regulatory risks, the risk of a reduction in competitiveness and loss of market share, uncertainty regarding future revenue, and reputational or operational risks from significant data breaches or cyber-attacks.

Market Risk Reduction Strategy Risk. As a temporary measure during unusual economic or market conditions, the Fund may engage in short sales of futures contracts. Short-sale strategies are riskier than long investment strategies. The Fund could incur potentially unlimited losses with respect to the security subject to a short sale.

Cybersecurity Risks. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund can be potentially breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means it may invest more of its assets in a smaller number of companies than funds that are diversified. Gains or losses on a single stock may have greater impact on the Fund than for other funds that invest in a greater number of companies.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The return information provided in the following bar chart and table illustrates how the performance of the Fund can vary, which is one indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the 2020 calendar year, while the table compares the average annual total returns of the Fund to a broad measure of market performance. Please keep in mind that the Fund’s past performance (before and after taxes) does not necessarily represent how it will perform in the future. Updated performance data is available on the Company’s website at www.frontiermutualfunds.com or by calling toll-free to 1-888-825-2100.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The return information provided in the following bar chart and table illustrates how the performance of the Fund can vary, which is one indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-825-2100
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.frontiermutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please keep in mind that the Fund’s past performance (before and after taxes) does not necessarily represent how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s return from January 1, 2021, through September 30, 2021, was 9.55%.

Best and Worst Quarterly Performance (during the periods shown above)

Best Quarter Return	Worst Quarter Return

16.02% (2nd quarter, 2020)	(16.84)% (1st quarter, 2020)

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s return from January 1, 2021, through September 30, 2021, was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.55%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.84%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2020)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Fund were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred or other tax advantaged arrangements, such as a 401(k) plan or individual retirement account (“IRA”)
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Institutional Class shares, and the after-tax returns for Service Class shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown only for Institutional Class shares, and the after-tax returns for Service Class shares will vary. After-tax returns for the Fund were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred or other tax advantaged arrangements, such as a 401(k) plan or individual retirement account (“IRA”). In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Frontier MFG Global Sustainable Fund | MSCI World Index (Net) (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World Index (Net) (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.90%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	22.49%	[1],[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 09, 2019	[1]
Frontier MFG Global Sustainable Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Additional Other Expenses	rr_Component3OtherExpensesOverAssets	1.23%
Total Other Expenses	rr_OtherExpensesOverAssets	1.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.03%	[3]
Less: Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.23%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.80%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	390
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	858
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,154
Annual Return 2020	rr_AnnualReturn2020	7.74%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.74%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.28%	[1],[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 09, 2019	[1]
Frontier MFG Global Sustainable Fund | Institutional Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.68%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.22%	[1],[2]
Frontier MFG Global Sustainable Fund | Institutional Class Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.63%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.15%	[1],[2]
Frontier MFG Global Sustainable Fund | Service Class Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.15%
Additional Other Expenses	rr_Component3OtherExpensesOverAssets	1.00%
Total Other Expenses	rr_OtherExpensesOverAssets	1.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.95%	[3]
Less: Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.00%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.95%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	412
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	861
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,107

[1]	The Service Class has not been offered for a full calendar year. Accordingly, the information provided represents returns of the Institutional Class.
[2]	The Institutional Class commenced operations on October 9, 2019.
[3]	The “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement” for Service Class shares do not correlate to the “Ratio of expenses to average net assets” figures in the Financial Highlights section of this Prospectus because Service Class shares accrued shareholder servicing fees in the amount of 0.10% for the fiscal year ended June 30, 2021.
[4]	Frontegra Asset Management, Inc. (“Frontegra”), the Fund’s investment adviser, has contractually agreed to waive its management fee and/or reimburse the Fund’s operating expenses to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses (“AFFE”) and extraordinary expenses) do not exceed 0.80% and 0.95% of the Fund’s average daily net assets attributable to the Institutional Class and Service Class shares, respectively. Frontegra is entitled to recoup the fees waived and/or expenses reimbursed within a three-year period from the date of the waiver or expense payment if such reimbursement will not cause the Fund’s expense ratio to exceed the lesser of: (a) the expense limitation in place at the time of the waiver and/or expense payment; or (b) the expense limitation in place at the time of the recoupment. The expense cap/reimbursement agreement will continue in effect until October 31, 2023, and may be terminated only by, or with the consent of, the Board of Directors of the Company.